Intangible Assets (Details Textual) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Amortization of Intangible Assets	$ 16,669	$ 16,466	$ 83,446